CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17. CONCENTRATIONS

Credit Risk

The Company maintains its cash balances in financial institutions. The balances in the financial institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company’s cash balances may be in excess of the insured limit.

Customer Concentrations

As of September 30, 2025, the Company had one major customer that accounted for 100% of its revenues totaling $9,553,439 and $16,129,671 for the three and nine month periods ended September 30, 2025, respectively. The Company had one major customer that accounted for 100% of accounts receivable totaling $20,299,742 as of September 30, 2025. No revenue was recognized during the three and nine month periods ended September 30, 2024.

Vendor Concentrations

As of September 30, 2025, the Company had two major vendors that accounted for approximately 85% and $25,997,160 of accounts payable as of September 30, 2025. As of December 31, 2024, the Company had two major vendors that accounted for approximately 69% and $5,857,729 of accounts payable. The Company expects to maintain these relationships with the vendors.

NOTE 9. CONCENTRATIONS OF CREDIT RISK

The Company maintains its cash balances in financial institutions. The balances in the financial institutions are insured by the Federal Deposit Insurance Corporation up to $250,000. At times, the Company’s cash balances may be in excess of the insured limit.